Tax situation - Additional information (Detail)		1 Months Ended		12 Months Ended
	Feb. 12, 2021 PEN (S/)	Nov. 30, 2024 PEN (S/)	Apr. 30, 2024 PEN (S/)	Dec. 31, 2024 PEN (S/) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Mar. 31, 2023 PEN (S/)	May 19, 2020 PEN (S/)
Excess payment rejected by the income tax authority
Income tax expenses				S/ 26,076,000		S/ 33,020,000	S/ 30,587,000
Over the taxable income				29.50%	29.50%	29.50%	29.50%
Fines and interest arrears payable				S/ 128,047,000		S/ 106,145,000
Resettlement of the tax, Resolution Compliance issued			S/ 23,700,000
Third category income tax liability payment		S/ 17,800,000
Margin percentage of cost and services rendered				5.00%	5.00%
Percentage of reduced tax rate				4.99%	4.99%
Bankerization Act [Member]
Excess payment rejected by the income tax authority
Amount of payment to be made through payment means				S/ 2,000	$ 500
Izipay [Member]
Excess payment rejected by the income tax authority
Unused tax losses				S/ 70,043,812		71,552,053
Percentage of net income eligible to be set off against tax losses				50.00%	50.00%
Resolution Of Collective Collection Number Zero One Zero Zero Six Zero Zero Six Five One Three Eight [Member]
Excess payment rejected by the income tax authority
Third category income tax debt payable				S/ 62,000,000
Event Triggering Taxation Indirect Sale Assumption [member]
Excess payment rejected by the income tax authority
Number of shares disposed or to be disposed minimum | shares				40,000	40,000
Tax Treatment For Interest In Suspense Account [member] | Tax contingent liability [member]
Excess payment rejected by the income tax authority
Income tax liability and other possible contingencies				S/ 84,000,000		124,000,000
Fines and interest arrears payable				56,000,000
Income tax liability related to other claims				S/ 28,000,000
Top of range [member]
Excess payment rejected by the income tax authority
Percentage of the market value of shares or participations of the legal person non-domiciled				50.00%
Percentage of the capital of legal persons non-domiciled be disposed				10.00%
Alleged tax debt									S/ 35,000,000
Top of range [member] | Tax Treatment For Interest In Suspense Account [member] | Tax contingent liability [member]
Excess payment rejected by the income tax authority
Penalties And Intrests Correspond To Intrest Suspense								S/ 69,000,000
Bottom of range [member]
Excess payment rejected by the income tax authority
Alleged tax debt									S/ 1,000,000
Bottom of range [member] | Tax Treatment For Interest In Suspense Account [member] | Tax contingent liability [member]
Excess payment rejected by the income tax authority
Penalties And Intrests Correspond To Intrest Suspense								S/ 25,000,000
SUNAT [member] | Determination And Penalty Resolutions | 2012
Excess payment rejected by the income tax authority
Provision for contingency				S/ 14,600,000		14,400,000
SUNAT [member] | Resolution Of Compliance Regarding Income Tax And Prepaid Income Tax [Member] | 2006
Excess payment rejected by the income tax authority
Provision for contingency				23,000,000
Excess Payment Rejected By The Income Tax Authority	S/ 3,500,000
SUNAT [member] | Determination Of Tax On Third Category Income Determination For The Application Of Additional Rate Of Tax Resolution For Determination Of Additional Tax Paid And Declaration Of Inaccurate Data [Member] | 2014
Excess payment rejected by the income tax authority
Provision for contingency				S/ 178,000		177,000
Additional tax rate				4.10%	4.10%
SUNAT [member] | Determination Of Tax On Third Category Income Determination For The Application Of Additional Rate Of Tax Resolution For Determination Of Additional Tax Paid And Declaration Of Inaccurate Data [Member] | 2015
Excess payment rejected by the income tax authority
Provision for contingency				S/ 14,800,000		14,600,000
Additional tax rate				4.10%	4.10%
SUNAT [member] | Determination Of Tax On Third Category Income Determination For The Application Of Additional Rate Of Tax Resolution For Determination Of Additional Tax Paid And Declaration Of Inaccurate Data [Member] | 2018
Excess payment rejected by the income tax authority
Provision for contingency				S/ 78,000,000		S/ 74,800,000